Not FDIC Insured May Lose Value No Bank Guarantee
1115-Q1PH

Schedule of Investments
(unaudited)
Franklin New York Tax-Free Income Fund 2
Notes to Schedule of Investments 14

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited), May 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 6,700,000 $ 6,718,046
Total Corporate Bonds (Cost $ 6,700,000 ) .......................................
6,718,046
Municipal Bonds 98.1%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 5,800,000 4,853,117
Florida 2.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 18,760,000 16,007,503
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-2 , 5.5% , 12/01/30 .............................................. 2,770,000 2,500,617
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 3,990,000 2,602,552
b,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.33%, 3/01/29 ........................................... 22,900,000 18,849,730
b,d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put ,
5.5% , 5/01/52 .................................................... 15,500,000 13,965,500
53,925,902
Georgia 0.4%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 11,550,000 9,362,260
Illinois 0.5%
Metropolitan Pier & Exposition Authority ,
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 12/15/42 ........................................... 6,970,000 6,227,982
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 6/15/52 ............................................ 10,310,000 8,334,094
14,562,076
New Jersey 0.2%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/50 ...................... 3,725,000 3,728,587
State of New Jersey , Revenue , 2020 AA , Pre-Refunded , 5% , 6/15/50 ........... 1,025,000 1,133,239
4,861,826
New York 90.3%
Albany Capital Resource Corp. ,
Albany College of Pharmacy and Health Sciences , Revenue , 2022 A , Refunding ,
5.25% , 12/01/38 ................................................. 6,505,000 6,547,942
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 D , 4% ,
11/01/51 ....................................................... 2,000,000 1,623,819
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 4.75% , 6/01/54 .... 1,200,000 1,097,472
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 5% , 6/01/64 ....... 2,250,000 2,096,134
Allegany County Capital Resource Corp. ,
Alfred University , Revenue , 2024 , 5.25% , 4/01/49 .......................... 1,700,000 1,664,744
Alfred University , Revenue , 2024 , 5.25% , 4/01/54 .......................... 3,000,000 2,891,034
Battery Park City Authority , Revenue, Senior Lien , 2023 A , 5% , 11/01/48 .......... 20,000,000 20,606,724
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group , Revenue , 2020 A , 4% , 11/01/45 1,500,000 1,299,386
Active Retirement Community, Inc. Obligated Group , Revenue , 2020 A , 4% , 11/01/55 8,000,000 6,372,667
Broome County Local Development Corp. ,
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/36 ........................................................ 1,600,000 1,479,876

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Broome County Local Development Corp., (continued)
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/41 ........................................................ $ 1,530,000 $ 1,313,333
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/47 ........................................................ 1,160,000 922,859
United Health Services Hospitals Obligated Group , Revenue , 2020 , Refunding ,
AGMC Insured , 3% , 4/01/45 ........................................ 7,045,000 5,165,354
Buffalo & Erie County Industrial Land Development Corp. ,
Catholic Health System Obligated Group , Revenue , 2015 , 5.25% , 7/01/35 ....... 1,000,000 980,802
Catholic Health System Obligated Group , Revenue , 2015 , 5% , 7/01/40 ......... 1,000,000 958,051
D'Youville University , Revenue , 2020 A , Refunding , 4% , 11/01/50 .............. 2,500,000 1,841,661
Build NYC Resource Corp. ,
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/36 ............ 400,000 383,441
Classical Charter School, Inc. , Revenue , 2023 A , 4.5% , 6/15/43 ............... 700,000 642,815
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/53 .............. 850,000 764,943
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/58 .............. 725,000 644,252
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/42 ...... 600,000 583,027
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/52 ...... 725,000 668,609
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/56 ...... 570,000 519,610
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/52 ............ 4,000,000 3,977,682
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/57 ............ 1,000,000 987,205
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/62 ............ 1,500,000 1,467,943
e
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/50 ...................... 4,500,000 4,576,417
e
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/55 ...................... 4,500,000 4,547,154
d
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 2,000,000 1,998,473
City of Long Beach , GO , 2022 B , BAM Insured , 5.25% , 7/15/42 ................. 1,010,000 1,039,925
City of New Rochelle , Iona College , Revenue , 2015 A , Refunding , 5% , 7/01/45 ..... 2,675,000 2,636,671
City of New York ,
GO , 2017 B , 5% , 12/01/41 ........................................... 7,000,000 7,061,408
GO , 2018 B-1 , 5% , 10/01/38 ......................................... 6,250,000 6,369,816
GO , 2018 E-1 , 5% , 3/01/40 .......................................... 14,330,000 14,561,779
GO , 2018 E-1 , 5% , 3/01/44 .......................................... 12,500,000 12,604,238
GO , 2018 F-1 , 5% , 4/01/40 .......................................... 16,210,000 16,479,809
GO , 2018 F-1 , 5% , 4/01/45 .......................................... 10,000,000 10,074,139
GO , 2019 D-1 , 4% , 12/01/43 ......................................... 10,000,000 8,947,531
GO , 2022 D-1 , 5.25% , 5/01/41 ........................................ 1,500,000 1,587,921
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 5,000,000 4,434,283
GO , 2023 E-1 , 4% , 4/01/45 .......................................... 3,000,000 2,684,779
GO , 2024 D , 5.5% , 4/01/49 .......................................... 10,000,000 10,620,164
GO , 2024 D , 5.25% , 4/01/54 ......................................... 10,500,000 10,849,767
GO , 2025 E , 5.25% , 8/01/50 ......................................... 4,500,000 4,679,570
GO , 2025 E , 5% , 8/01/54 ............................................ 4,500,000 4,567,905
GO , 2025 G-1 , 5.25% , 2/01/53 ........................................ 1,150,000 1,193,940
b
Clinton County Capital Resource Corp. ,
Clinton-Essex-Warren-Washington Board of Cooperative Educational Services ,
Revenue , 144A, 2025 , 4.5% , 7/01/40 ................................. 600,000 584,200
Clinton-Essex-Warren-Washington Board of Cooperative Educational Services ,
Revenue , 144A, 2025 , 5% , 7/01/46 ................................... 900,000 870,017
Dutchess County Local Development Corp. ,
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/32 ...... 175,000 184,902
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/33 ...... 185,000 194,246
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/34 ...... 500,000 523,537
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/35 ...... 200,000 197,381
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/36 ...... 200,000 194,773
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/37 ...... 250,000 240,067
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/38 ...... 250,000 235,223

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Dutchess County Local Development Corp., (continued)
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/39 ...... $ 100,000 $ 92,903
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/40 ...... 100,000 91,706
Nuvance Health Obligated Group , Revenue , 2016 B , 5% , 7/01/31 ............. 10,550,000 10,682,330
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 4% , 7/01/44 ..... 1,900,000 1,680,839
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 4% , 7/01/49 ..... 4,425,000 3,724,349
Vassar College , Revenue , 2017 , Refunding , 5% , 7/01/42 .................... 5,000,000 5,011,581
Vassar College , Revenue , 2017 , Refunding , 4% , 7/01/46 .................... 5,715,000 5,089,355
Empire State Development Corp. ,
State of New York Personal Income Tax , Revenue , 2017 C , Refunding , 5% , 3/15/40 8,400,000 8,489,614
State of New York Personal Income Tax , Revenue , 2019 A , 5% , 3/15/42 ......... 10,000,000 10,123,819
State of New York Personal Income Tax , Revenue , 2020 A , 5% , 3/15/41 ......... 5,000,000 5,127,087
State of New York Sales Tax , Revenue , 2024 A , 5% , 3/15/54 ................. 5,000,000 5,084,307
Genesee County Funding Corp. (The) , Rochester Regional Health Obligated Group ,
Revenue , 2022 A , Refunding , 5.25% , 12/01/52 ............................ 6,250,000 6,215,168
Hempstead Town Local Development Corp. ,
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/42 .................. 1,250,000 1,253,588
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/47 .................. 5,250,000 5,154,996
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/39 ................. 575,000 557,431
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/40 ................. 715,000 681,798
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/41 ................. 625,000 585,388
Hofstra University , Revenue , 2021 A , Refunding , 3% , 7/01/51 ................. 3,000,000 2,021,755
Hudson Yards Infrastructure Corp. ,
Revenue , 2017 A , Refunding , 5% , 2/15/42 ............................... 15,000,000 15,076,034
Revenue , 2017 A , Refunding , AGMC Insured , 4% , 2/15/47 ................... 13,680,000 12,215,624
Long Island Power Authority ,
Revenue , 2016 B , Refunding , 5% , 9/01/41 ............................... 10,250,000 10,302,417
Revenue , 2018 , 5% , 9/01/39 ......................................... 5,000,000 5,135,814
Revenue , 2021 A , Refunding , 4% , 9/01/42 ............................... 1,500,000 1,410,478
Revenue , 2022 A , Refunding , 5% , 9/01/43 ............................... 3,170,000 3,289,139
Revenue , 2023 E , 5% , 9/01/53 ........................................ 3,500,000 3,542,004
Revenue , 2024 A , Refunding , 5% , 9/01/49 ............................... 3,500,000 3,553,756
Revenue , 2024 A , Refunding , 5% , 9/01/54 ............................... 8,000,000 8,104,368
Revenue , 2024 A , Refunding , 5.25% , 9/01/54 ............................. 2,500,000 2,588,229
Metropolitan Transportation Authority ,
Revenue , 2015 C-1 , Refunding , 5% , 11/15/35 ............................ 5,000,000 5,004,508
Revenue , 2016 B , Refunding , 5% , 11/15/33 .............................. 6,000,000 6,105,850
Revenue , 2016 B , Refunding , 5% , 11/15/35 .............................. 4,000,000 4,054,968
Revenue , 2016 B , Refunding , 5% , 11/15/37 .............................. 18,500,000 18,664,343
Revenue , 2016 D , Refunding , 5% , 11/15/30 .............................. 10,305,000 10,535,426
Revenue , 2017 A-1 , Refunding , 5% , 11/15/51 ............................. 2,505,000 2,473,854
Revenue , 2017 C-1 , Refunding , 5% , 11/15/30 ............................ 6,215,000 6,444,549
Revenue , 2017 D , Refunding , 4% , 11/15/42 .............................. 20,000,000 17,701,934
Revenue , 2017 D , Refunding , 4% , 11/15/46 .............................. 5,000,000 4,230,195
Revenue , 2019 C , AGMC Insured , 4% , 11/15/45 ........................... 8,000,000 6,965,174
Revenue , 2020 A-1 , 5% , 11/15/48 ..................................... 17,000,000 16,950,406
Revenue , 2020 C-1 , 4.75% , 11/15/45 ................................... 2,950,000 2,895,171
Revenue , 2020 C-1 , 5% , 11/15/50 ..................................... 9,150,000 9,084,776
Revenue , 2020 D , 5% , 11/15/44 ....................................... 15,000,000 15,042,024
Revenue , 2020 D , 4% , 11/15/50 ....................................... 10,000,000 8,345,384
Revenue , 2021 A-2 , 4% , 11/15/42 ..................................... 5,000,000 4,457,094
Revenue , 2024 A , Refunding , 4% , 11/15/43 .............................. 6,220,000 5,495,909
Revenue , 2024 A , Refunding , 5.5% , 11/15/47 ............................. 6,000,000 6,308,654
Revenue , 2025 A , Refunding , 5.25% , 11/15/55 ............................ 1,250,000 1,277,835
c
Dedicated Tax Fund , Revenue , 2012 A , Refunding , 3.78%, 11/15/32 ............ 20,000,000 15,167,368
Dedicated Tax Fund , Revenue , 2024 B-1 , Refunding , 5% , 11/15/49 ............ 14,545,000 14,879,934
Dedicated Tax Fund , Revenue , 2024 B-1 , Refunding , 5% , 11/15/50 ............ 25,830,000 26,395,783

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
Dedicated Tax Fund , Revenue , 2024 B-1 , Refunding , 5% , 11/15/52 ............ $ 5,000,000 $ 5,098,511
Dedicated Tax Fund , Revenue , 2024 B-2 , Refunding , 5% , 11/15/48 ............ 3,000,000 3,072,329
Dedicated Tax Fund , Special Tax , 2024 A , 5% , 11/15/49 ..................... 2,500,000 2,557,569
Dedicated Tax Fund , Special Tax , 2024 A , 5.25% , 11/15/54 ................... 7,500,000 7,804,682
Monroe County Industrial Development Corp. ,
Rochester Regional Health Obligated Group , Revenue , 2017 , 5% , 12/01/46 ...... 17,000,000 16,823,353
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/31 ....................................................... 1,500,000 1,593,614
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/32 ....................................................... 4,200,000 4,437,305
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/33 ....................................................... 1,815,000 1,906,190
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/34 ....................................................... 2,510,000 2,621,089
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/35 ....................................................... 1,100,000 1,068,750
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/46 ....................................................... 8,560,000 7,319,086
St. John Fisher University , Revenue , 2024 , Refunding , 5.25% , 6/01/49 .......... 635,000 653,561
St. John Fisher University , Revenue , 2024 , Refunding , 5.25% , 6/01/54 .......... 1,670,000 1,700,905
b
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/50 . 2,360,000 2,200,757
b
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/59 . 2,345,000 2,137,651
University of Rochester , Revenue , 2017 C , Refunding , 4% , 7/01/43 ............ 22,895,000 20,373,006
University of Rochester , Revenue , 2017 D , Refunding , 4% , 7/01/43 ............ 21,550,000 19,176,164
University of Rochester , Revenue , 2023 A , 5% , 7/01/53 ..................... 10,000,000 10,151,412
Nassau County Local Economic Assistance Corp. ,
Roosevelt Children's Academy Charter School , Revenue , 2023 A , 5% , 7/01/43 .... 1,440,000 1,415,795
Roosevelt Children's Academy Charter School , Revenue , 2023 A , 5% , 7/01/55 .... 2,605,000 2,438,517
New York City Health and Hospitals Corp. ,
Revenue , 2020 A , Refunding , 3% , 2/15/45 ............................... 1,250,000 928,859
Revenue , 2020 A , Refunding , 4% , 2/15/45 ............................... 1,800,000 1,649,581
Revenue , 2020 A , Refunding , 4% , 2/15/48 ............................... 880,000 759,216
New York City Housing Development Corp. ,
Revenue , 2018 K , 4% , 11/01/48 ....................................... 36,505,000 31,649,254
Revenue , 2019 G-1-B , Refunding , 3% , 11/01/44 ........................... 9,405,000 7,204,085
Revenue , 2019 J , 3% , 11/01/44 ....................................... 4,935,000 3,780,134
Revenue , 2020 C , FNMA Insured , 2.75% , 2/01/51 ......................... 10,000,000 6,474,812
8 Spruce NY Owner LLC , Revenue , 2024 , F , Refunding , 5.25% , 12/15/31 ........ 3,000,000 3,050,299
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AGMC Insured , 3% , 1/01/46 5,000,000 3,594,771
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AGMC Insured , 4% , 3/01/45 .. 6,000,000 5,401,364
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AGMC Insured , 3% , 3/01/49 .. 10,000,000 7,044,706
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2017 AA , 4% , 6/15/46 .................... 24,290,000 21,120,915
Water & Sewer System , Revenue , 2018 BB-1 , 5% , 6/15/46 .................. 36,375,000 36,758,869
Water & Sewer System , Revenue , 2018 CC-1 , 5% , 6/15/48 .................. 11,225,000 11,325,835
Water & Sewer System , Revenue , 2019 DD-1 , 5% , 6/15/49 .................. 19,000,000 19,113,331
Water & Sewer System , Revenue , 2020 AA , Refunding , 5% , 6/15/40 ........... 10,000,000 10,301,223
Water & Sewer System , Revenue , 2022 AA-1 , 5% , 6/15/48 .................. 8,825,000 8,961,558
Water & Sewer System , Revenue , 2023 AA-1 , 5.25% , 6/15/52 ................ 5,000,000 5,160,179
Water & Sewer System , Revenue , 2024 AA-1 , 5.25% , 6/15/53 ................ 9,000,000 9,356,856
Water & Sewer System , Revenue , 2024 BB-1 , 5.25% , 6/15/54 ................ 10,745,000 11,162,047
Water & Sewer System , Revenue , 2024 CC-1 , 4.25% , 6/15/54 ................ 2,500,000 2,226,448
Water & Sewer System , Revenue , 2025 AA-1 , 5.25% , 6/15/53 ................ 1,000,000 1,041,052
Water & Sewer System , Revenue , 2025 BB , 5.25% , 6/15/55 .................. 25,000,000 26,021,823

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2016 A-1 , Refunding , 5% , 8/01/36 .............. $ 10,000,000 $ 10,031,771
Future Tax Secured , Revenue , 2017 E-1 , 5% , 2/01/33 ...................... 6,500,000 6,639,517
Future Tax Secured , Revenue , 2017 F-1 , 5% , 5/01/42 ...................... 17,500,000 17,631,126
Future Tax Secured , Revenue , 2018 C-3 , 4% , 5/01/42 ...................... 7,410,000 6,825,195
Future Tax Secured , Revenue , 2019 A-1 , 5% , 8/01/40 ...................... 9,340,000 9,538,597
Future Tax Secured , Revenue , 2020 B-1 , 4% , 11/01/41 ..................... 7,205,000 6,730,289
Future Tax Secured , Revenue , 2021 C-1 , 4% , 5/01/43 ...................... 5,000,000 4,570,678
Future Tax Secured , Revenue , 2023 D-1 , 5% , 11/01/46 ..................... 10,000,000 10,163,497
Future Tax Secured , Revenue , 2024 A-1 , 4% , 5/01/53 ...................... 3,000,000 2,578,160
Future Tax Secured , Revenue , 2024 G-1 , 4.125% , 5/01/52 ................... 6,500,000 5,726,939
Future Tax Secured , Revenue , 2025 C-1 , 5% , 5/01/50 ...................... 4,000,000 4,072,030
Future Tax Secured , Revenue , 2025 D , 5.25% , 5/01/48 ..................... 5,000,000 5,225,978
Future Tax Secured , Revenue , 2025 D , 5% , 5/01/50 ........................ 2,375,000 2,417,768
Future Tax Secured , Revenue , 2025 E , 5% , 11/01/53 ....................... 5,000,000 5,078,469
Future Tax Secured , Revenue , 2025 H-1 , 5% , 11/01/50 ..................... 4,000,000 4,075,043
Future Tax Secured , Revenue , 2025 H-1 , 5.5% , 11/01/51 .................... 3,000,000 3,191,792
State of New York , Revenue , 2018 S-3 , 5% , 7/15/43 ........................ 10,000,000 10,116,821
State of New York , Revenue , 2019 S-1 , 5% , 7/15/43 ........................ 22,230,000 22,483,255
State of New York , Revenue , 2020 S-1 , 4% , 7/15/41 ........................ 8,465,000 7,925,973
State of New York , Revenue , 2020 S-1B , 4% , 7/15/41 ...................... 2,465,000 2,282,428
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue, Senior Lien , 2016 A , 5% , 11/15/46 ............................. 5,000,000 4,746,258
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 18,000,000 12,141,832
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 91,360,000 101,994,085
Goldman Sachs Headquarters LLC , Revenue , 2007 , 5.5% , 10/01/37 ........... 27,000,000 30,512,014
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 3% ,
2/15/42 ........................................................ 5,000,000 3,855,111
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 4% ,
2/15/43 ........................................................ 5,000,000 4,508,865
New York Power Authority ,
Revenue , 2020 A , Refunding , 4% , 11/15/60 .............................. 11,455,000 9,571,863
SFP Transmission Project , Revenue , 2023 A , AGMC Insured , 5% , 11/15/53 ...... 3,000,000 3,034,730
New York State Dormitory Authority ,
Revenue , 2008 A-1 , 5% , 6/01/38 ...................................... 3,970,000 3,974,809
Revenue , 2009 A , AGMC Insured , 5.625% , 10/01/29 ....................... 300,000 300,638
Revenue , 2009 C , AGMC Insured , 5% , 10/01/31 .......................... 45,000 45,066
Revenue , 2009 C , AGMC Insured , 5.125% , 10/01/36 ....................... 60,000 60,081
Barnard College , Revenue , 2025 A , Refunding , 5% , 7/01/50 .................. 1,750,000 1,705,263
Barnard College , Revenue , 2025 A , Refunding , 5% , 7/01/55 .................. 3,000,000 2,907,608
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/37 1,705,000 1,500,670
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/38 2,200,000 1,906,155
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/39 1,305,000 1,117,131
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/40 1,300,000 1,103,027
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/41 2,100,000 1,999,543
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/45 5,835,000 4,748,020
Cornell University , Revenue , 2024 A , Refunding , 5.5% , 7/01/54 ............... 12,350,000 13,117,844
Educational Housing Services, Inc. , Revenue , 2005 , AMBAC Insured , 5.25% , 7/01/30 5,150,000 5,278,894
Fashion Institute of Technology , Revenue , 2007 , NATL Insured , 5.25% , 7/01/26 ... 6,105,000 6,157,616
Fashion Institute of Technology , Revenue , 2007 , NATL Insured , 5.25% , 7/01/34 ... 13,220,000 13,367,994
Fordham University , Revenue , 2020 , 4% , 7/01/50 .......................... 4,500,000 3,775,315
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2015 , Refunding ,
5% , 12/01/45 ................................................... 1,000,000 862,373
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/32 ................................................... 500,000 496,617

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/33 ................................................... $ 4,000,000 $ 3,944,648
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/35 ................................................... 1,100,000 1,064,252
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/36 ................................................... 2,100,000 2,007,500
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/37 ................................................... 2,000,000 1,878,271
Iona College , Revenue , 2021 A , 5% , 7/01/46 ............................. 925,000 910,751
Iona College , Revenue , 2021 A , 5% , 7/01/51 ............................. 2,350,000 2,258,626
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/31 ...................... 325,000 346,511
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/32 ...................... 300,000 320,800
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/42 ...................... 275,000 274,597
Memorial Sloan-Kettering Cancer Center , Revenue , 2017-1 , Refunding , 4% , 7/01/47 5,000,000 4,454,098
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/31 ......... 525,000 536,548
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/33 ......... 1,150,000 1,167,309
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 5% , 9/01/30 ......... 1,800,000 1,904,306
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 4% , 9/01/45 ......... 10,900,000 9,267,858
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 4% , 9/01/50 ......... 1,370,000 1,102,421
Montefiore Obligated Group , Revenue , 2024 , 5.5% , 11/01/47 ................. 1,000,000 1,029,081
New School (The) , Revenue , 2015 A , Pre-Refunded , 5% , 7/01/40 ............. 380,000 380,554
New School (The) , Revenue , 2015 A , Pre-Refunded , 5% , 7/01/45 ............. 660,000 660,962
New School (The) , Revenue , 2022 A , Refunding , 4% , 7/01/47 ................ 4,000,000 3,383,727
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/49 ............. 2,590,000 2,648,979
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/54 ............. 4,100,000 4,173,262
New York University , Revenue , 2018 A , 5% , 7/01/48 ........................ 5,000,000 5,053,452
New York University , Revenue , 2019 A , 4% , 7/01/45 ........................ 3,415,000 3,071,908
New York University , Revenue , 2019 A , 5% , 7/01/49 ........................ 37,000,000 37,057,294
e
New York University , Revenue , 2025 A , Refunding , 5.25% , 7/01/55 ............. 4,000,000 4,134,680
Northwell Health Obligated Group , Revenue , 2022 A , Refunding , 5% , 5/01/52 .... 13,490,000 13,503,173
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 4% , 5/01/54 .... 6,500,000 5,414,371
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 5/01/54 .. 11,000,000 11,154,265
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 3% , 7/01/48 ....... 4,000,000 2,798,784
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 4% , 7/01/50 ....... 20,420,000 17,257,256
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 4% , 7/01/53 ....... 25,280,000 21,117,532
Pace University , Revenue , 2024 A , 5.5% , 5/01/49 .......................... 500,000 509,309
Pace University , Revenue , 2024 A , 5.5% , 5/01/56 .......................... 1,000,000 1,010,939
Rochester Institute of Technology , Revenue , 2019 A , 5% , 7/01/49 .............. 3,500,000 3,491,841
Rochester Institute of Technology , Revenue , 2022 A , 5% , 7/01/41 .............. 1,000,000 1,036,753
Rochester Institute of Technology , Revenue , 2022 A , 5% , 7/01/42 .............. 1,000,000 1,030,077
Rockefeller University (The) , Revenue , 2020 A , Refunding , 5% , 7/01/53 ......... 6,500,000 6,598,301
St. John's University , Revenue , 2021 A , Refunding , 4% , 7/01/48 ............... 6,250,000 5,249,430
St. Joseph's College , Revenue , 2021 , 4% , 7/01/40 ......................... 225,000 181,783
St. Joseph's College , Revenue , 2021 , 5% , 7/01/51 ......................... 725,000 598,956
State of New York Personal Income Tax , Revenue , 2017 A , Pre-Refunded , 5% ,
2/15/39 ........................................................ 15,000 15,503
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/40 ........................................................ 10,000 10,435
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/41 ........................................................ 30,000 31,306
State of New York Personal Income Tax , Revenue , 2017 B , 5% , 2/15/43 ......... 17,050,000 17,263,560
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/43 ........................................................ 30,000 31,306
State of New York Personal Income Tax , Revenue , 2017 B , 4% , 2/15/46 ......... 19,985,000 17,344,708
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 4% ,
2/15/46 ........................................................ 15,000 15,335

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Personal Income Tax , Revenue , 2017 B-3 , 5% , 2/15/41 ....... $ 9,895,000 $ 10,050,107
State of New York Personal Income Tax , Revenue , 2018 A , Refunding , 5% , 3/15/45 10,000,000 10,051,729
State of New York Personal Income Tax , Revenue , 2024 A , 5.25% , 3/15/52 ...... 18,850,000 19,579,580
State of New York Sales Tax , Revenue , 2017 A , 5% , 3/15/41 ................. 10,000,000 10,115,781
State of New York Sales Tax , Revenue , 2018 A , 4% , 3/15/46 ................. 25,000,000 22,121,393
State of New York Sales Tax , Revenue , 2018 C , Refunding , 4% , 3/15/44 ........ 5,310,000 4,758,730
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/37 ........ 15,340,000 15,758,440
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/45 ........ 6,235,000 6,282,321
State of New York Sales Tax , Revenue , 2024 B , Refunding , 5% , 3/15/51 ........ 6,000,000 6,127,278
State University of New York Dormitory Facilities , Revenue , 2017 A , Pre-Refunded ,
5% , 7/01/42 .................................................... 780,000 814,576
State University of New York Dormitory Facilities , Revenue , 2017 A , Pre-Refunded ,
5% , 7/01/46 .................................................... 4,000,000 4,181,446
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/43 .. 4,300,000 4,343,884
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/48 .. 7,950,000 7,989,668
State University of New York Dormitory Facilities , Revenue , 2018 A , Pre-Refunded ,
5% , 7/01/48 .................................................... 5,975,000 6,357,404
State University of New York Dormitory Facilities , Revenue , 2019 A , 3% , 7/01/42 .. 4,165,000 3,185,609
State University of New York Dormitory Facilities , Revenue , 2019 A , 4% , 7/01/43 .. 1,200,000 1,075,980
Teachers College , Revenue , 2022 , Refunding , 4% , 7/01/46 .................. 6,175,000 5,277,467
White Plains Hospital Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ........ 10,345,000 10,362,957
New York State Environmental Facilities Corp. ,
State of New York State Revolving Fund , Revenue , 2017 A , Refunding , 5% , 6/15/46 17,250,000 17,368,621
State of New York State Revolving Fund , Revenue , 2018 B , 5% , 6/15/43 ........ 8,000,000 8,115,248
State of New York State Revolving Fund , Revenue , 2018 B , 5% , 6/15/48 ........ 18,610,000 18,754,291
State of New York State Revolving Fund , Revenue , 2022 B , 5.25% , 9/15/52 ...... 5,000,000 5,223,428
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ...... 3,000,000 1,768,969
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/41 ........................................ 12,000,000 11,172,629
Revenue , 2019 B , 3% , 1/01/46 ........................................ 4,200,000 3,014,603
Revenue , 2019 B , BAM Insured , 4% , 1/01/50 ............................. 20,000,000 17,367,128
Revenue , 2019 B , 4% , 1/01/53 ........................................ 15,000,000 12,785,864
Revenue , N , 4% , 1/01/46 ............................................ 10,000,000 8,807,043
Revenue , P , Refunding , 5.25% , 1/01/54 ................................. 1,000,000 1,038,329
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 5% , 3/15/46 4,125,000 4,196,120
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 5% , 3/15/48 25,000,000 25,336,220
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 5,500,000 5,554,590
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 12,400,000 12,148,686
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 6,305,000 6,348,536
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 11,000,000 10,883,200
Delta Air Lines, Inc. , Revenue , 2020 , 4.375% , 10/01/45 ..................... 26,500,000 23,500,296
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 9,150,000 9,384,307
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/41 ............ 2,130,000 1,856,100
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/46 ............ 6,000,000 5,008,200
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 4/30/53 ............. 19,875,000 15,645,077
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/34 ... 450,000 465,216
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/35 ... 400,000 410,235
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/36 ... 400,000 409,007
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/37 ... 350,000 356,442
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/38 ... 300,000 276,844
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/39 ... 400,000 363,551
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/40 ... 2,555,000 2,298,017
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/42 ... 910,000 790,028
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/33 ... 1,200,000 1,275,511
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/34 ... 2,000,000 2,115,746

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/36 ... $ 2,000,000 $ 2,093,540
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/39 ... 4,545,000 4,220,294
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/41 ... 10,300,000 9,322,771
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/42 ... 9,690,000 8,628,567
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/41 ............. 4,000,000 4,024,439
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/42 ............. 6,000,000 6,006,489
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , AGMC Insured , 5.25% ,
12/31/54 ....................................................... 12,500,000 12,544,123
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , 5.5% , 12/31/60 ..... 4,500,000 4,521,929
c
JFK Millennium Partners LLC , Revenue , 2024 B , Refunding , AGMC Insured , 1.642%,
12/31/54 ....................................................... 9,000,000 5,531,677
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 6,500,000 6,818,679
JFK NTO LLC , Revenue , 2023 , AGMC Insured , 5.125% , 6/30/60 .............. 10,000,000 9,905,609
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 15,160,000 15,091,870
JFK NTO LLC , Revenue , 2024 , 5% , 6/30/60 .............................. 13,000,000 12,197,797
JFK NTO LLC , Revenue , 2024 , 5.5% , 6/30/60 ............................ 10,500,000 10,517,521
Oneida County Local Development Corp. , Mohawk Valley Health System Obligated
Group , Revenue , 2021 A , AGMC Insured , 4% , 12/01/51 ..................... 4,000,000 3,413,111
b
Oneida Indian Nation of New York ,
Revenue , 144A, 2024 A , 8% , 9/01/40 ................................... 3,000,000 3,003,624
Revenue , 144A, 2024 B , 6% , 9/01/43 ................................... 2,150,000 2,265,379
Onondaga Civic Development Corp. ,
Le Moyne College , Revenue , 2021 , 4% , 7/01/38 ........................... 200,000 182,193
Le Moyne College , Revenue , 2021 , 4% , 7/01/41 ........................... 245,000 212,694
Le Moyne College , Revenue , 2021 , 5% , 7/01/46 ........................... 460,000 436,988
Le Moyne College , Revenue , 2021 , 5% , 7/01/51 ........................... 820,000 758,634
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/32 .................. 725,000 756,584
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/34 .................. 315,000 305,433
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/36 .................. 350,000 330,051
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/39 .................. 475,000 426,439
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/42 .................. 530,000 453,047
Syracuse University , Revenue , 2025 , 5.5% , 12/01/56 ....................... 4,000,000 4,245,262
Onondaga County Trust for Cultural Resources ,
Syracuse University , Revenue , 2019 , Refunding , 5% , 12/01/43 ................ 5,000,000 5,085,071
Syracuse University , Revenue , 2019 , Refunding , 4% , 12/01/47 ................ 17,000,000 14,949,486
Port Authority of New York & New Jersey ,
Revenue , 194 , Refunding , 5% , 10/15/41 ................................. 10,000,000 10,010,605
Revenue , 200 , Refunding , 5% , 4/15/57 ................................. 11,040,000 11,064,047
Revenue , 205th , Refunding , 5% , 5/15/57 ................................ 13,000,000 13,037,284
Revenue , 211th , Refunding , 5% , 9/01/48 ................................ 41,730,000 42,106,601
Revenue , 214th , 5% , 9/01/34 ......................................... 2,500,000 2,586,576
Revenue , 214th , 4% , 9/01/38 ......................................... 5,000,000 4,701,162
Revenue , 217th , 4% , 11/01/41 ........................................ 10,000,000 9,392,035
Revenue , 221 , 4% , 7/15/45 .......................................... 7,610,000 6,621,886
Revenue , 221 , 4% , 7/15/50 .......................................... 15,250,000 12,788,552
Revenue , 234 , Refunding , 5.5% , 8/01/52 ................................ 4,000,000 4,121,160
Revenue , 238 , Refunding , 5% , 7/15/37 ................................. 4,000,000 4,170,603
Revenue , 244 , Refunding , 5% , 7/15/54 ................................. 2,500,000 2,552,719
Revenue , 246 , Refunding , 5% , 9/01/39 ................................. 5,000,000 5,138,125
Revenue , 246 , Refunding , 5% , 9/01/40 ................................. 2,000,000 2,049,535
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... 2,250,000 1,903,188
Schenectady County Capital Resource Corp. ,
Trustees of Union College , Revenue , 2017 , Refunding , 5% , 1/01/47 ............ 6,590,000 6,608,031
Trustees of Union College , Revenue , 2022 , Refunding , 5.25% , 7/01/52 ......... 700,000 720,435

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
St. Lawrence County Industrial Development Agency ,
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/34 ............... $ 465,000 $ 480,923
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/35 ............... 475,000 488,755
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/36 ............... 500,000 511,438
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/37 ............... 525,000 534,003
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/38 ............... 435,000 438,964
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/39 ............... 400,000 400,640
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/40 ............... 475,000 469,663
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/41 ............... 525,000 511,199
St. Lawrence University , Revenue , 2022 , Refunding , 5.25% , 7/01/47 ........... 1,820,000 1,828,617
St. Lawrence University , Revenue , 2022 , Refunding , 5.25% , 7/01/52 ........... 2,500,000 2,503,887
Suffolk Tobacco Asset Securitization Corp. ,
Revenue , 2021 A-2 , Refunding , 4% , 6/01/36 ............................. 2,425,000 2,362,868
Revenue , 2021 A-2 , Refunding , 4% , 6/01/37 ............................. 1,250,000 1,205,904
Revenue , 2021 A-2 , Refunding , 4% , 6/01/38 ............................. 1,000,000 955,892
Revenue , 2021 A-2 , Refunding , 4% , 6/01/39 ............................. 1,465,000 1,379,063
Revenue , 2021 A-2 , Refunding , 4% , 6/01/40 ............................. 1,415,000 1,316,447
Revenue , 2021 A-2 , Refunding , 4% , 6/01/41 ............................. 1,340,000 1,234,173
Revenue , 2021 A-2 , Refunding , 4% , 6/01/50 ............................. 4,500,000 3,802,215
Revenue , 2021 B-1 , Refunding , 4% , 6/01/50 ............................. 4,285,000 3,869,387
Syracuse Regional Airport Authority ,
Revenue , 2021 , Refunding , 4% , 7/01/35 ................................. 735,000 714,502
Revenue , 2021 , Refunding , 4% , 7/01/36 ................................. 750,000 720,440
Tompkins County Development Corp. , Kendal at Ithaca, Inc. , Revenue , 2022 A ,
Refunding , 4% , 7/01/42 ............................................. 3,440,000 3,088,306
Triborough Bridge & Tunnel Authority ,
c
Revenue , 2013 A , Refunding , 3.79%, 11/15/31 ............................ 5,000,000 3,931,574
Revenue , 2017 A , Refunding , 5% , 11/15/47 .............................. 18,120,000 18,120,259
Revenue , 2017 B , Refunding , 5% , 11/15/37 .............................. 8,055,000 8,190,267
Revenue , 2017 C-2 , 5% , 11/15/42 ..................................... 18,190,000 18,274,760
Revenue , 2020 A , 5% , 11/15/49 ....................................... 10,000,000 10,060,404
Revenue , 2020 A , 5% , 11/15/54 ....................................... 10,000,000 10,029,380
Revenue , 2023 B-1 , 5.25% , 11/15/53 ................................... 4,500,000 4,653,198
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2021 A-1 , Refunding , 5% , 5/15/51 .................................... 20,000,000 20,200,000
c
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-1B , Refunding , 4.28%, 11/15/36 ............................... 6,250,000 3,866,347
c
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-1B , Refunding , 4.71%, 11/15/39 ............................... 1,115,000 572,962
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 4.125% , 5/15/54 ................................ 5,000,000 4,285,748
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5.25% , 5/15/54 ................................. 19,000,000 19,626,802
Real Estate Transfer Tax , Revenue , 2025 A , 5.25% , 12/01/54 ................. 8,500,000 8,805,835
Sales Tax , Revenue , 2023 A , 4% , 5/15/48 ............................... 9,175,000 8,022,775
Sales Tax , Revenue , 2024 A-1 , 5.25% , 5/15/59 ........................... 6,545,000 6,789,256
Sales Tax , Revenue , 2024 A-1 , 5.25% , 5/15/64 ........................... 10,000,000 10,336,319
Troy Capital Resource Corp. ,
Revenue , 2021 , Refunding , 4% , 9/01/35 ................................. 180,000 178,667
Revenue , 2021 , Refunding , 4% , 9/01/36 ................................. 280,000 275,040
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/36 ...... 3,200,000 3,325,554
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/38 ...... 3,800,000 3,912,186
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/39 ...... 5,000,000 5,123,326
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 4% , 9/01/40 ...... 1,500,000 1,348,387
Utility Debt Securitization Authority ,
Revenue , 2017 , 5% , 12/15/39 ........................................ 5,750,000 5,858,158
Revenue , 2017 , 5% , 12/15/40 ........................................ 10,000,000 10,162,885

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Utility Debt Securitization Authority, (continued)
Revenue , 2017 , 5% , 12/15/41 ........................................ $ 8,500,000 $ 8,611,529
Westchester County Local Development Corp. ,
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 4.25% , 1/01/45 2,925,000 2,628,592
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 5% , 1/01/51 ... 2,500,000 2,422,398
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/35 ................... 2,250,000 2,408,113
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/38 ................... 2,260,000 2,365,164
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AGMC
Insured , 5.75% , 11/01/49 .......................................... 1,000,000 1,069,707
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AGMC
Insured , 5% , 11/01/51 ............................................. 1,200,000 1,201,922
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , 6.25% ,
11/01/52 ....................................................... 1,000,000 1,068,051
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AGMC
Insured , 5.75% , 11/01/53 .......................................... 1,000,000 1,065,054
Yonkers Industrial Development Agency , Revenue , 2022 , 5.25% , 5/01/51 ......... 1,600,000 1,649,183
2,406,589,330
South Carolina 1.1%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 6,900,000 5,777,017
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 6,900,000 5,777,017
b,c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , 1.357%, 6/01/52 .. 16,250,000 11,580,322
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 6,000,000 4,782,211
27,916,567
Texas 0.4%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 4,390,000 3,957,215
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 10,000,000 7,330,187
11,287,402
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 6,700,000 5,527,887
Wisconsin 0.5%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 6,500,000 5,060,819
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 10,875,000 6,345,715
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,474,630
12,881,164
U.S. Territories 2.3%
Guam 0.4%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5% , 10/01/28 .............................. 520,000 532,363
Revenue , 2023 A , Refunding , 5.25% , 10/01/29 ............................ 700,000 729,994
Revenue , 2023 A , Refunding , 5.25% , 10/01/31 ............................ 775,000 817,838
Revenue , 2023 A , Refunding , 5.375% , 10/01/33 ........................... 525,000 560,066
Revenue , 2023 A , Refunding , 5.25% , 10/01/36 ............................ 685,000 713,717
Revenue , 2023 A , Refunding , 5.375% , 10/01/40 ........................... 525,000 541,549
Revenue , 2023 A , Refunding , 5.375% , 10/01/43 ........................... 1,250,000 1,272,495
Revenue , 2024 A , 5% , 10/01/34 ....................................... 670,000 695,326
Revenue , 2024 A , 5.25% , 10/01/41 .................................... 1,400,000 1,430,050

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 15 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
Guam Power Authority ,
Revenue , 2024 A , Refunding , 5% , 10/01/34 .............................. $ 710,000 $ 772,956
Revenue , 2024 A , Refunding , 5% , 10/01/35 .............................. 500,000 544,896
Revenue , 2024 A , Refunding , 5% , 10/01/36 .............................. 450,000 485,583
Revenue , 2024 A , Refunding , 5% , 10/01/37 .............................. 455,000 487,007
Revenue , 2024 A , Refunding , 5% , 10/01/38 .............................. 575,000 609,586
Revenue , 2024 A , Refunding , 5% , 10/01/40 .............................. 520,000 542,892
Revenue , 2024 A , Refunding , 5% , 10/01/42 .............................. 250,000 255,033
10,991,351
Puerto Rico 1.9%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,050,000 1,037,058
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 22,313,000 20,434,131
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 26,245,000 24,658,637
c
Sales Tax , Revenue , A-1 , 5.69%, 7/01/51 ................................ 20,000,000 4,721,510
50,851,336
Total U.S. Territories .................................................................... 61,842,687
Total Municipal Bonds (Cost $ 2,777,991,543 ) ...................................
2,613,610,218
Total Long Term Investments (Cost $ 2,784,691,543 ) .............................
2,620,328,264
a
a a a a
Short Term Investments 1.1%
Municipal Bonds 1.1%
New York 1.1%
f
City of New York , GO , 2014 I-3 , SPA US Bank NA , Daily VRDN and Put , 2.9% , 3/01/44
28,800,000 28,800,000
f
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2022 DD , Refunding , Daily VRDN and Put , 3% , 6/15/33 ..................... 200,000 200,000
29,000,000
Total Municipal Bonds (Cost $ 29,000,000 ) ......................................
29,000,000
Total Short Term Investments (Cost $ 29,000,000 ) ................................
29,000,000
a
Total Investments (Cost $ 2,813,691,543 ) 99.4% ..................................
$2,649,328,264
Other Assets, less Liabilities 0.6% .............................................
15,108,018
Net Assets 100.0% ...........................................................
$2,664,436,282
a
Fair valued using significant unobservable inputs. See Note 3 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $113,974,119, representing 4.3% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Security purchased on a when-issued basis.

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Franklin New York Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A summary of inputs used as of May 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin New York Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 6,718,046 $ 6,718,046
Municipal Bonds ......................... — 2,613,610,218 — 2,613,610,218
Short Term Investments ................... — 29,000,000 — 29,000,000
Total Investments in Securities ........... $— $2,642,610,218 $6,718,046 $2,649,328,264
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
FNMA
Federal National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.